SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENT
23. SUBSEQUENT EVENTS

On February 8, 2022, our Board of Directors approved an increase to the quarterly cash dividend per share of
Common and Class B common stock to $2.20 per share from $1.95 per share, beginning with the dividend that will be paid in April 2022.